SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

PARKER DRILLING COMPANY AND SUBSIDIARIES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS (Dollars in Thousands)

Classifications	Balance at beginning of year	Charged to cost and expenses	Charged to other accounts	Deductions	Balance at end of year
Year ended December 31, 2013
Allowance for doubtful accounts and notes	$8,117	$5,092	$5,861	$(6,217)	$12,853
Allowance for obsolete rig materials and supplies	$312	$—	$3,586	$(453)	$3,445
Deferred tax valuation allowance	$4,805	$2,010	$12	$—	$6,827
Year ended December 31, 2012
Allowance for doubtful accounts and notes	$1,544	$4,264	$3,195	$(886)	$8,117
Allowance for obsolete rig materials and supplies	$316	$—	$—	$(4)	$312
Deferred tax valuation allowance	$6,467	$(1,662)	$—	$—	$4,805
Year ended December 31, 2011
Allowance for doubtful accounts and notes	$7,020	$2,258	$(2,034)	$(5,700)	$1,544
Allowance for obsolete rig materials and supplies	$309	$26	$—	$(19)	$316
Deferred tax valuation allowance	$5,532	$2,542	$(1,607)	$—	$6,467